SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Significant related party transactions - Table Content (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Sales of goods and services rendered
Sales of materials and finished goods	¥ 26,589,719	¥ 28,654,651	¥ 33,184,046
Provision of utility services	1,408,659	939,412	1,648,394
New right-of-use assets in current period
Interest expense on lease liabilities	678,855	344,886	438,033
Other significant related party transactions
Interest expense on borrowings and discounted notes	71,224	142,862	138,623
Provision of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	3,564,557	1,146,094	747,401
Other significant related party transactions
Purchase of services	3,564,557	1,146,094	747,401
Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	36,795	38,556	43,036
Provision of social services and logistics services
Purchase of goods and services
Purchase of services	397,610	400,290	259,195
Other significant related party transactions
Purchase of services	397,610	400,290	259,195
Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	19,378,306	19,040,212	12,485,411
Purchases of utilities services
Purchase of goods and services
Purchase of services	7,863,778	7,802,421	8,400,931
Other significant related party transactions
Purchase of services	7,863,778	7,802,421	8,400,931
Purchases of other services
Purchase of goods and services
Purchase of services	394,894	270,972	320,611
Other significant related party transactions
Purchase of services	394,894	270,972	320,611
Lease payment
Lease payment
Lease payment	1,456,252	710,297	627,336
New right-of-use assets in current period
Interest expense on lease liabilities	671,239	309,107	311,067
Cash and cash equivalents deposited
Other significant related party transactions
Interest income from deposited	190,235	80,135	61,020
Chinalco and its subsidiaries
Sales of goods and services rendered
Sales of materials and finished goods	10,043,031	17,435,785	20,662,740
Provision of utility services	915,781	683,050	1,159,032
Chinalco and its subsidiaries | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	34,425	29,973	27,988
Fellow subsidiaries
New right-of-use assets in current period
Additions	347,836	83,249	22,936
Contract modification	(992,701)	5,675,721	(43,395)
Fellow subsidiaries | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	3,544,097	969,568	579,187
Other significant related party transactions
Purchase of services	3,544,097	969,568	579,187
Fellow subsidiaries | Provision of social services and logistics services
Purchase of goods and services
Purchase of services	397,610	400,290	259,188
Other significant related party transactions
Purchase of services	397,610	400,290	259,188
Fellow subsidiaries | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	3,058,126	3,263,448	4,494,021
Fellow subsidiaries | Purchases of utilities services
Purchase of goods and services
Purchase of services	7,073,895	6,567,433	6,805,618
Other significant related party transactions
Purchase of services	7,073,895	6,567,433	6,805,618
Fellow subsidiaries | Lease payment
Lease payment
Lease payment	1,399,258	656,063	577,712
Associates of Chinalco
Sales of goods and services rendered
Sales of materials and finished goods	575,637	1,428,887	586,988
Provision of utility services	3,268	14,244	19,936
Other significant related party transactions
Derecognised accounts receivable	1,650,000		83,290
Associates of Chinalco | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	237	237	237
Associates of Chinalco | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	265	192	2,467
Other significant related party transactions
Purchase of services	265	192	2,467
Associates of Chinalco | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	3,919	35,595	91,079
Associates of Chinalco | Purchases of utilities services
Purchase of goods and services
Purchase of services	85,469	97,314	121,413
Other significant related party transactions
Purchase of services	85,469	97,314	121,413
Associates of Chinalco | Lease payment
Lease payment
Lease payment	14	523
Joint ventures
Sales of goods and services rendered
Sales of materials and finished goods	6,694,824	9,069,718	10,923,463
Provision of utility services	470,984	242,118	404,387
New right-of-use assets in current period
Additions	14,079
Joint ventures | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	1,426	7,429	12,733
Joint ventures | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services		251	23,085
Other significant related party transactions
Purchase of services		251	23,085
Joint ventures | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	5,709,253	6,565,742	5,240,707
Joint ventures | Purchases of utilities services
Purchase of goods and services
Purchase of services	542,828	823,146	1,074,266
Other significant related party transactions
Purchase of services	542,828	823,146	1,074,266
Joint ventures | Purchases of other services
Purchase of goods and services
Purchase of services	394,894	270,972	320,611
Other significant related party transactions
Purchase of services	394,894	270,972	320,611
Joint ventures | Lease payment
Lease payment
Lease payment	2,088
Associates
Sales of goods and services rendered
Sales of materials and finished goods	9,233,929	720,261	1,010,855
Provision of utility services	18,626		65,039
New right-of-use assets in current period
Additions	6,948
Associates | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	707	917	2,078
Associates | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	20,195	176,083	142,662
Other significant related party transactions
Purchase of services	20,195	176,083	142,662
Associates | Provision of social services and logistics services
Purchase of goods and services
Purchase of services			7
Other significant related party transactions
Purchase of services			7
Associates | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	10,576,907	9,175,427	2,659,604
Associates | Purchases of utilities services
Purchase of goods and services
Purchase of services	161,586	314,528	399,634
Other significant related party transactions
Purchase of services	161,586	314,528	399,634
Associates | Lease payment
Lease payment
Lease payment	54,892	53,711	49,624
Fellow of Subsidiaries
Other significant related party transactions
Borrowing from related parties	5,052,000	4,666,000	4,410,000
Repayment of borrowings	4,588,000	7,574,007	3,254,563
Trade receivable factor		1,566,707
Issuance of notes receivable from a related parties	331,329	556,354	1,026,500
Derecognised accounts receivable	306,826	¥ 128,000	¥ 606,750
Non-controlling shareholder of a subsidiary and its subsidiaries
Sales of goods and services rendered
Sales of materials and finished goods	42,298
Non-controlling shareholder of a subsidiary and its subsidiaries | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	¥ 30,101
China Rare Earth
Other significant related party transactions
Consideration				¥ 396,000